Disclosure of deferred taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Statements [Line Items]
Deferred tax liability at the beginning of the year	$ 0	$ 0	$ 0
Tax recovery relating to the loss (income) from continuing operations	0	(15,527)	(1,655)
Tax (expense) recovery relating to components of other comprehensive income	(106)	0	1,655
Tax (expense) recovery recorded in deficit	(106)	15,527	0
Deferred tax liability at the end of the year	$ 0	$ 0	$ 0